Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 11, 2017
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlfun
Document Creation Date	dei_DocumentCreationDate	Jan. 11, 2017
Document Effective Date	dei_DocumentEffectiveDate	Jan. 11, 2017
Prospectus Date	rr_ProspectusDate	Jan. 10, 2017
Power Momentum Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	POWER MOMENTUM INDEX FUND - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Power Momentum Index Fund’s (the “Fund”) primary investment objective is capital growth
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with a secondary objective of generating income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 9 of the Fund's Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on an estimate for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The adviser seeks to achieve the Fund's objectives by investing in equally-weighted stocks at the beginning of each quarter that produced the highest risk-adjusted returns for the previous calendar quarter from each of the ten industry sectors that comprise the S&P 500 Index. The Fund seeks to replicate the returns of the adviser’s proprietary Power Momentum Index. The Fund is predicated upon and has entered a licensing agreement with S-Network Sharpe Ratio Large Cap Index (“SHRPX”) for the Power Momentum Index which tracks the SHRPX Index of 50 stocks (five from each of the ten Global Industry Classification Standard (“GICS”) Sectors which comprise the S&P 500 Index), as determined by the highest risk-adjusted returns as of November of each year and will reconstitute and rebalance each calendar quarter. The adviser uses a total return variation of the SHRPX Index to signal investment into and out of these 50 common stocks. The Fund invests in common stocks from the universe of stocks represented in the S&P 500 Index which are also constituents of the SHRPX Index. The SHRPX Index selects the five stocks in each of the ten sectors that make up the S&P 500 Index that have the highest 90-day Sharpe ratio. Sharpe ratio is a measure of a stock’s risk-adjusted return. This methodology is designed to convey the benefits of risk-adjusted returns, sector diversification and equal weighting. The adviser then applies its defensive tactical overlay as described below to both its proprietary index, the W.E. Donoghue Power Momentum Index, and the Fund. The adviser buys equity securities when its indicators are positive and sells them when its indicators are significantly negative. If the Fund holds an investment in common stock of a company that is removed from the S&P 500 Index, that position will be sold.

When the adviser’s defensive tactical overlay indicates a defensive position, the adviser will increase allocations to cash equivalents such as money market funds or U.S. Treasury securities in an attempt to mitigate market risk.

The Fund has adopted a non-fundamental policy to invest at least 80% of its net assets in the constituent securities that make up the Power Momentum Index.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund:

• Equity Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Hedging Risk. Hedging strategies may not perform as anticipated by the adviser and the Fund could suffer losses by hedging with underlying money market funds if stock prices do not decline.

• Management Risk. The adviser's dependence on its proprietary macroeconomic analysis and judgments about the attractiveness, value and potential appreciation of particular equities in which the Fund invests, or the direction of the capital markets in general may prove to be incorrect and may not produce the desired results.

• Tracking Risk. Securities in which the Fund invests will not be able to replicate exactly the performance of the Power Momentum Index because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, securities in which the Fund invests will incur expenses not incurred by Power Momentum Index.

• Underlying Fund Risk. If money market funds are utilized, such Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing in the Fund will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that do not invest in Underlying Funds. The Fund will only utilize money market mutual funds when it is in a defensive position.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting by calling 1-877-7-PWRINC.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-7-PWRINC
Power Momentum Index Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOJAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 953
Power Momentum Index Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOJCX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 239
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 736
Power Momentum Index Fund | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	MOJOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.70%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 397

[1]	Based on an estimate for the current fiscal year.